PROVISIONS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in provisions
Provision beginning of the period	₽ (10,425)	₽ (10,428)	₽ (11,522)
Arising during the year	(16,052)	(15,463)	(11,093)
Utilised	12,642	13,087	8,737
Discount rate adjustment and imputed interest (change in estimates)	(62)	(193)	343
Unused amounts reversed	1,705	2,302	3,828
Arising due to subsidiary purchase			(657)
Disposal of a subsidiary		91
Translation adjustments and other	31	179	(64)
Provision end of the period	(12,161)	(10,425)	(10,428)
Current	(9,852)	(8,075)	(7,863)
Non-current	(2,309)	(2,350)	(2,565)
Tax provisions other than for income tax
Changes in provisions
Provision beginning of the period	(457)	(525)	(2,974)
Arising during the year	(229)	(1,058)	(481)
Utilised	342	374	24
Unused amounts reversed	33	742	2,951
Arising due to subsidiary purchase			(15)
Translation adjustments and other	1	10	(30)
Provision end of the period	(310)	(457)	(525)
Current	(310)	(457)	(525)
Provision for decommissioning and restoration
Changes in provisions
Provision beginning of the period	(1,191)	(1,459)	(1,640)
Arising during the year	(108)	(45)	(107)
Utilised	5	8
Discount rate adjustment and imputed interest (change in estimates)	(103)	(142)	256
Unused amounts reversed	338	430	25
Translation adjustments and other	10	17	7
Provision end of the period	(1,049)	(1,191)	(1,459)
Non-current	(1,049)	(1,191)	(1,459)
Employee bonuses and other rewards
Changes in provisions
Provision beginning of the period	(8,552)	(8,237)	(6,901)
Arising during the year	(15,181)	(14,085)	(10,478)
Utilised	12,203	12,482	8,706
Discount rate adjustment and imputed interest (change in estimates)	41	(51)	87
Unused amounts reversed	1,233	1,096	846
Arising due to subsidiary purchase			(456)
Disposal of a subsidiary		91
Translation adjustments and other	99	152	(41)
Provision end of the period	(10,157)	(8,552)	(8,237)
Current	(8,897)	(7,393)	(7,131)
Non-current	(1,260)	(1,159)	(1,106)
Other provisions
Changes in provisions
Provision beginning of the period	(225)	(207)	(7)
Arising during the year	(534)	(275)	(27)
Utilised	92	223	7
Unused amounts reversed	101	34	6
Arising due to subsidiary purchase			(186)
Translation adjustments and other	(79)
Provision end of the period	(645)	(225)	(207)
Current	₽ (645)	₽ (225)	₽ (207)